Basis of Presentation (Tables)	6 Months Ended
Jul. 31, 2013
Schedule of Assumptions used for Fair Value of Convertible Promissory Notes [Table Text Block]
Risk-free interest rate	0.10%
Expected life (years)	1.04
Expected volatility (1)	151.47%
Estimated stock price	$0.80
Dividend yields	0.00%